Offerings - Offering: 1	May 29, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,095,790,418.94
Fee Rate	0.01381%
Amount of Registration Fee	$ 151,328.66
Offering Note	(1) Capitalized terms used below but not defined herein shall have the meanings assigned to such terms in the Agreement and Plan of Merger, dated as of May 1, 2026, by and among Essence Parent Inc., a Delaware corporation ("Parent"), Essence MergerCo Inc., a Delaware corporation and wholly owned subsidiary of Parent, and Esperion Therapeutics, Inc., a Delaware corporation (the "Company"). (2) Aggregate number of securities to which transaction applies: As of May 8, 2026, the maximum number of shares of common stock, par value $0.001 per share ("Common Stock"), of the Company to which this transaction applies is estimated to be 321,613,921, which consists of: (a) 257,517,942 shares of Common Stock issued and outstanding entitled to receive the merger consideration, consisting of a $3.16 per share cash payment upfront (the "Per Share Cash Consideration") and one contingent value right per share (each, a "CVR"); (b) 6,327,870 shares of Common Stock underlying outstanding and unexercised In-the-Money Options (as defined in note (3) below); (c) Zero (0) shares of Common Stock underlying outstanding and unexercised Closing Date Underwater Options (as defined in note (3) below); (d) 11,060,988 shares of Common Stock underlying outstanding restricted stock units ("RSUs"); (e) 58,271 shares of Common Stock subject to outstanding purchase rights under the Company Employee Stock Purchase Plan (the "ESPP") based on cash contributions made through May 8, 2026; (f) 39,006,150 shares of Common Stock subject to issuance pursuant to the Company's 5.75% Convertible Senior Subordinated Notes due 2030 (the "Convertible Notes"), which may be entitled to receive the merger consideration pursuant to the terms of the Convertible Notes, the convertible notes indenture and supplemental indenture assuming the holders of such Convertible Notes elect to convert their Convertible Notes into the Reference Property (as defined in the convertible notes indenture) in connection with the merger; and (g) 7,642,700 shares of Common Stock subject to issuance pursuant to outstanding Company Warrants, which may be entitled to receive the Black-Scholes-based value of the Company Warrant pursuant to the terms thereof assuming the holders of such Company Warrants elect the Black-Scholes-based value in respect thereof. (3) Per unit price or other underlying value of transaction computed pursuant to Rule 0-11 of the Securities Exchange Act of 1934, as amended (the "Exchange Act"): Estimated solely for the purposes of calculating the filing fee, as of May 8, 2026, the underlying value of the transaction was calculated as the sum of: (a) the product of 257,517,942 shares of Common Stock and the Per Share Cash Consideration of $3.16; (b) the product of 6,327,870 In-the-Money Options and $1.2431, which is the difference between the Per Share Cash Consideration of $3.16 and the In-the-Money Options' weighted average exercise price of $1.9169; (c) zero (0) Closing Date Underwater Options (each a Company stock option outstanding immediately prior to the effective time having a per share exercise price that is equal to or greater than the Per Share Cash Consideration but less than the merger consideration (assuming the maximum CVR payout)); (d) the product of 11,060,988 shares of Common Stock underlying outstanding RSUs and the Per Share Cash Consideration of $3.16, plus $1,250,000 representing the aggregate grant date fair value of RSUs granted to non-employee directors on May 28, 2026 pursuant to the Company's 2022 Stock Option and Incentive Plan, as amended; (e) the product of 58,271 shares of Common Stock subject to outstanding purchase rights under the ESPP and the Per Share Cash Consideration of $3.16; (f) $100,000,000, representing the maximum aggregate CVR payments, comprising (i) a maximum Bempedoic Acid Milestone payment of $40,000,000 and (ii) a maximum Enbumyst Milestone payment of $60,000,000. The CVR is a contractual right to receive a pro rata share of the applicable total milestone payment, if and when achieved; accordingly, the maximum aggregate CVR consideration is $100,000,000 regardless of the total number of CVRs outstanding; (g) the product of 39,006,150 shares of Common Stock subject to issuance pursuant to the conversion of the Convertible Notes and the Per Share Cash Consideration; and (h) the product of 7,642,700 shares of Common Stock subject to issuance pursuant to the Company Warrants and the current estimated weighted-average Black-Scholes-based value of such Company Warrants ($1.90 per share) (it being understood that pursuant to the terms of the Company Warrants, the Black-Scholes-based value of such Company Warrants will be determined as of the effective date of the closing of the merger). (4) In accordance with Section 14(g) of the Exchange Act, the filing fee was determined by multiplying the sum calculated in note (3) by 0.00013810.